Investments in Group undertakings (Details) - Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions and disposals
At 1 January	£ 6,931	£ 6,554
Currency translation and other adjustments	2	(3)
Additional investments in Group undertakings	2,879	307	£ 700
Acquisitions	738	307
Disposals	(166)
(Impairment)/write back of investments	(7,838)	73	(2,001)
At 31 December	2,546	£ 6,931	£ 6,554
Dividends received	3,900
Capital contributions	£ 2,500